Transactions with Related Parties - Private Placement - Rights Offering (Details) - USD ($) $ / shares in Units, $ in Thousands	8 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2017	Aug. 29, 2017	Oct. 04, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Proceeds From Issuance Of Common Stock				$ 0	$ 568,883	$ 123,810
Amount converted						8,750
Loss on Private Placement				$ 0	(7,600)	$ 0
Stockholders' Contribution					2,805
Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Preferred Stock, Voting Rights				100.000 votes
Private Placement
Related Party Transaction [Line Items]
Price per share		$ 2.75
Proceeds From Issuance Of Common Stock		$ 100,000
Number of shares issued		36,363,636
Loss on Private Placement					$ (7,600)
Share price					$ 2.05
Rights Offering
Related Party Transaction [Line Items]
Price per share	$ 2.75
Aggregate consideration	$ 100,000
Backstop Agreement
Related Party Transaction [Line Items]
Price per share			$ 2.75
Number of shares issued			36,363,636
SPII Holdings Inc. | Private Placement
Related Party Transaction [Line Items]
Number of shares issued		12,000,000
Sierra Investments Inc. | Private Placement
Related Party Transaction [Line Items]
Number of shares issued		9,818,182
Sierra Investments Inc. | Private Placement | Revolving Facility
Related Party Transaction [Line Items]
Amount converted		$ 27,000
Sierra Investments Inc. | Backstop Agreement
Related Party Transaction [Line Items]
Number of shares issued			36,057,876
Sierra Investments Inc. | Backstop Agreement | Revolving Facility
Related Party Transaction [Line Items]
Amount converted			$ 99,159
Mountain Investments Inc. | Private Placement
Related Party Transaction [Line Items]
Number of shares issued		14,545,454
Sifnos Shareholders Inc. | Series D Convertible Preferred Stock
Related Party Transaction [Line Items]
Stockholders' Contribution		$ 2,805
Heidmar Holdings LLC | Private Placement | Shipping Pool Investors Inc.
Related Party Transaction [Line Items]
Ownership percentage		49.00%
Shipping Pool Investors Inc. | Private Placement | Dryships Inc.
Related Party Transaction [Line Items]
Ownership percentage		100.00%